Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Carrying Value of Accounts Payable and Accrued Liabilities
The carrying values of accounts payable and accrued liabilities were as follows:

	December 31,
	2016	2015
	(In thousands)
Accounts payable	$258,203	$223,514
Current deferred revenue	80,503	101,460
Wages, severance and related taxes	76,157	86,389
Accrued rebates	33,071	29,997
Employee benefits	24,395	27,482
Accrued interest	27,202	25,188
Other (individual items less than 5% of total current liabilities)	69,012	52,733
Accounts payable and accrued liabilities	$568,543	$546,763